As filed with the Securities and Exchange Commission on February 23, 1999

Registration No.  2-96408
                 811-4254

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.    53

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, as amended

Amendment No.     54    [X]

SMITH BARNEY INCOME FUNDS
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices) (Zip Code)

(212)816-6474
(Registrant's telephone number, including Area Code)

Christina T. Sydor
Secretary

Smith Barney Income Funds
388 Greenwich Street
New York, New York 10013, 22nd Floor
(Name and address of agent for service)

(Approximate Date of Proposed Public Offering): Continuous


It is proposed that this filing becomes effective (check appropriate box):


[  ]  Immediately upon filing pursuant to paragraph 485(b)
[  ] on (date) pursuant to paragraph 485(b)
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 [X] on (April 30, 1999) pursuant to paragraph (a)(1) of Rule 485
[  ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A-Prospectus
Part B-Statement of Additional InformationPART C-Other Information

Signature

Exhibits

Part A

------------------------------
[Logo]

Smith Barney Mutual Funds

Investing for your future.

Every day.
------------------------------



PROSPECTUS                       SMITH BARNEY
                                 MUTUAL FUNDS


--------------------------------------------------------------------

April 30, 1999             PREMIUM TOTAL RETURN FUND

                         Class A, B, L, O and Y Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

CONTENTS

Fund goal and strategies.....................................................   4

Risks, performance and expenses..............................................   5

More on the fund's investments...............................................   8

Management...................................................................   9

Choosing a class of shares to buy............................................  10

Comparing the fund's classes.................................................  11

Sales charges................................................................  12

More about deferred sales charges............................................  15

Buying shares................................................................  16

Exchanging shares............................................................  17

Redeeming shares.............................................................  18

Other things to know about
   share transactions........................................................  20

Smith Barney 401(k) and
   ExecChoice(TM) programs...................................................  22

Dividends, distributions and
   taxes.....................................................................  23

Share price..................................................................  24

Financial highlights.........................................................  24

YOU SHOULD KNOW:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Premium Total Return Fund                                                      1

FUND GOAL AND STRATEGIES


INVESTMENT OBJECTIVE
The fund seeks total return (e.g., a combination of long-term capital appreciation and income).

KEY INVESTMENTS

The fund invests primarily in dividend-paying common stocks of companies with large market capitalizations, but also may invest in companies with medium and small market capitalizations. The fund may invest in other equity securities, including exchange traded and over-the-counter common stocks, and purchase and sell options on securities and stock indices. The fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts.

SELECTION PROCESS

The manager emphasizes individual security selection, while diversifying the fund's investments across industries and sectors. First, the manager uses quantitative analysis to identify companies with a history of paying dividends. The manager then attempts to identify the best values available among these companies. Finally, the manager uses qualitative analysis to evaluate each company in detail, ranking its management, strategy and competitive market position.

In selecting individual companies for investment, the manager looks for:

 .    Consistent and sustainable long-term growth in dividends and earnings per share

 .    Low price-to-earnings, price-to-book and price-to-net asset value ratios

 .    High operating returns relative to invested capital

 .    Strong cash flow and financial condition

 .    Competitive products and services (e.g., brand names, barriers to entry and inventory turnover)

 .    Improving business trends

RISKS, PERFORMANCE AND EXPENSES


PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .    The U.S. or foreign stock markets decline generally

 .    Value stocks fall out of favor with investors

 .    Companies in which the fund invests fail to meet earnings expectations, or other events depress their stock prices

 .    The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

WHO MAY WANT TO INVEST
The fund may be an appropriate investment if you:

 .    Are seeking current income and long-term capital appreciation potential with less risk than an investment in the stock market

 .    Are looking for an investment with potentially greater return but higher risk than fixed income investments

 .    Are willing to accept the risks of the stock market

Premium Total Return Fund                                                   3

TOTAL RETURN

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.


                             [CHART APPEARS HERE]


The bar chart shows the performance of the fund's Class B shares for each of the past 10 full calendar years. Class A, L, O and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


QUARTERLY RETURNS:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
quarter 199X

COMPARATIVE PERFORMANCE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Standard & Poor's 500 Composite Stock Index (the "Index"), a broad-based unmanaged index of common stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                               AVERAGE ANNUAL TOTAL RETURNS
                           Calendar Years Ended December 31, 1998
 Class          1 year          5  years        10 years       Since     Inception
                                                             Inception      Date
   A                                              N/A                      11/6/92
   B                                                                       9/16/85
   L                                              N/A                      6/15/98
   O                             N/A              N/A                       7/1/93
   Y                             N/A              N/A                       2/7/96
Index                                                            *             N/A

*Index comparison begins on _________________.

FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

SHAREHOLDER FEES
(paid directly from your investment)              Class A   Class B   Class L   Class O   Class Y
Maximum sales charge on purchases (as a %            5.00%     None      1.00%     1.00%     None
of offering price)

Maximum deferred sales charge on                     None*     5.00%     1.00%     1.00%     None
redemptions (as a % of the lower of net asset
value at purchase or redemption)

ANNUAL FUND OPERATING EXPENSES
(paid by the fund as a % of net assets)

Management fee                                       0.75%     0.75%     0.75%     0.75%     0.75%

Distribution and service (12b-1) fees                0.25%     0.75%     1.00%     0.70%     None

Other expenses                                         --        --        --        --        --

Total annual fund operating expenses                   --        --        --        --        --

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same

NUMBER OF YEARS YOU OWN YOUR SHARES      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (with or without redemption)     $       $        $        $

Class B (redemption at end of period)    $       $        $        $

Class B (no redemption)                  $       $        $        $

Class L (redemption at end of period)    $       $        $        $

Class L (no redemption)                  $       $        $        $

Class O (redemption at end of period)    $       $        $        $

Class O (no redemption)                  $       $        $        $

Class Y (with or without redemption)     $       $        $        $

Premium Total Return Fund                                          5

MORE ON THE FUND'S INVESTMENTS

OTHER INVESTMENTS  The fund may invest up to 10% of its assets in:
 .    Fixed income securities of U.S. corporate and governmental issuers including mortgage-backed and asset-backed securities, Securities convertible into stocks, including preferred shares and warrants, although the fund will limit its investments in warrants to 5% of its net assets, and

 .    Below investment grade fixed income securities (commonly knows as "junk bonds").

The price of fixed income securities will go down if interest rates go up, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. Below investment grade securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

FOREIGN SECURITIES Since the fund may invest in securities of foreign issuers, the fund carries additional risks. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. Currency fluctuations could erase investment gains or add to investment losses.

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as options on securities or securities indices, for either of the following purposes:

 .    To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices

 .    As a substitute for buying or selling securities

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

MANAGEMENT

MANAGER The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

The fund's sub-investment manager is Boston Partners Asset Management, L.P. Boston Partners' address is One Financial Center, Boston, Massachusetts 02111. Boston Partners provides investment management and advisory services to mutual funds and currently manages over $___ billion.

Harry Rosenbluth, Equity Portfolio Manager of Boston Partners, has been responsible for the day-to-day management of the fund since August 1995. Mr. Rosenbluth has 18 years of investment management experience.

MANAGEMENT FEES During the fund's last fiscal year, the manager received an advisory fee equal to 0.55% of the fund's average daily net assets.

DISTRIBUTOR The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

DISTRIBUTION PLANS The fund has adopted Rule 12b-1 distribution plans for its Class A, B, L and O shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, they increase the cost of your investment and may cost you more than other types of sales charges.

YEAR 2000 ISSUE Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

Premium Total Return Fund                                                    -7-

CHOOSING A CLASS OF SHARES TO BUY

You can choose among five classes of shares: Classes A, B, L, O and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

  . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

  . For Class B shares, all of your purchase amount and, for Class L and Class O shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B, Class L and Class O shares, but only if the fund performs well.

  . Class L and Class O shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L and Class O shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 . A Salomon Smith Barney Financial Consultant

 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

-----------------------------------------------------------------------------------------------------------
                                                             INITIAL                            ADDITIONAL
                                                      -----------------------------------------------------
                                                        CLASSES A, B, L, O      CLASS Y        ALL CLASSES
General                                                       $1,000          $15 million         $50

IRAs                                                          $  250          $15 million         $50
Self Employed Retirement Plans, Uniform Gift to
Minor Accounts
                                                      -----------------------------------------------------
Qualified Retirement Plans*                                   $   25          $15 million         $25
Simple IRAs                                                   $    1              n/a             $ 1
                                                      -----------------------------------------------------
Monthly Systematic Investment Plans                           $   25              n/a             $25
Quarterly Systematic Investment Plans
-----------------------------------------------------------------------------------------------------------

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

----------------------------------------------------------------------------------------------------------------------------
                           CLASS A             CLASS B              CLASS L              CLASS O            CLASS Y
--------------------------------------------------------------------------------------------------------------------------
 KEY                   . Initial sales      . No initial        . Initial sales      . Available for     . No initial or
 FEATURES              charge               sales charge        charge is lower      purchase only       deferred sales
                       . You may            . Deferred sales    than Class A         by former           charge
                       qualify for          charge declines     . Deferred sales     Class C             . Must invest
                       reduction or         over time           charge for only      shareholders        at least $15
                       waiver of            . Converts to       1 year               . Deferred          million
                       initial sales        Class A after 8     . Does not           sales charge for    . Lower
                       charge               years               convert to           only 1 year         annual
                       . Lower              . Higher annual     Class A              . Does not          expenses than
                       annual               expenses than       . Higher             convert to          the other
                       expenses             Class A             annual               Class A             classes
                       than Class B,                            expenses than        . Higher
                       L or O                                   Class A              annual
                                                                                     expenses than
                                                                                     Class A
--------------------------------------------------------------------------------------------------------------------------
 INITIAL SALES         Up to 5%;            None                1.00%                1.00%               None
 CHARGE                reduced or
                       waived for
                       large
                       purchases
                       and certain
                       investors.
                       No charge
                       for purchases
                       of $500,000
                       or more
--------------------------------------------------------------------------------------------------------------------------
 DEFERRED              1% on                Up to 5%            1% if you            1% if you           None
 SALES CHARGE          purchases of         charged when        redeem within        redeem within
                       $500,000 or          you redeem          1 year of            1 year of
                       more if you          shares.  The        purchase             purchase
                       redeem               charge is
                       within 1 year        reduced over
                       of purchase          time and there
                                            is no deferred
                                            sales charge
                                            after 6 years
--------------------------------------------------------------------------------------------------------------------------
 ANNUAL                0.25% of             0.75% of average    1.00% of             0.70% of            None
 DISTRIBUTION          average daily        daily net assets    average daily        average daily
 AND SERVICE           net assets                               net assets           net assets
 FEES
--------------------------------------------------------------------------------------------------------------------------
 EXCHANGE-             Class A              Class B shares      Class L shares       Class L shares      Class Y shares
 ABLE INTO*            shares of            of most Smith       of most Smith        of most Smith       of most Smith
                       most Smith           Barney funds        Barney funds         Barney funds        Barney funds
                       Barney funds
--------------------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Premium Total Return Fund                                                    -9-

SALES CHARGE:  CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

         ----------------------------------------------------------------
                                                SALES CHARGE AS A % OF
                                              OFFERING        NET AMOUNT
          AMOUNT OF PURCHASE                  PRICE (%)      INVESTED (%)
         ----------------------------------------------------------------
          Less than $25,000                       5.00           5.26
         ----------------------------------------------------------------
          $25,000 but less than $50,000           4.00           4.17
          $50,000 but less than $100,000          3.50           3.63
         ----------------------------------------------------------------
          $100,000 but less than $250,000         3.00           3.09
          $250,000 but less than $500,000         2.00           2.04
         ----------------------------------------------------------------
          $500,000 or more                         -0-            -0-
         ----------------------------------------------------------------

INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

  .  by you, or
  .  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

 . Employees of members of the NASD

 . 403(b) or 401(k) retirement plans, if certain conditions are met

 . Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Premium Total Return Fund                                                   -11-

SALES CHARGE:  CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

-------------------------------------------------------------------
                                                         6th and
 Year after purchase        1st   2nd   3rd   4th   5th    over
-------------------------------------------------------------------
 Deferred sales charge       5%    4%    3%    2%    1%     0%
-------------------------------------------------------------------

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

----------------------------------------------------------------------------------------
 SHARES ISSUED:           SHARES ISSUED:                   SHARES ISSUED:
 AT INITIAL               ON REINVESTMENT OF               UPON EXCHANGE FROM
 PURCHASE                 DIVIDENDS AND                    ANOTHER SMITH BARNEY
                          DISTRIBUTIONS                    FUND
----------------------------------------------------------------------------------------
 Eight years after the    In same proportion as the        On the date the shares
 date of purchase         number of Class B shares         originally acquired would
                          converting is to total Class B   have converted into Class A
                          shares you own                   shares
----------------------------------------------------------------------------------------

SALES CHARGE:  CLASS L AND O SHARES

You buy Class L or O shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L or O shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of any Smith Barney fund on June 12, 1998, you will not pay an initial sales charge on Class L shares of the fund you may buy before June 22, 2001.

You may buy Class O shares only if you owned Class C shares of the fund on June 12, 1998. You will not pay an initial sales charge on Class O shares you buy before June 22, 2001.

SALES CHARGE:  CLASS Y SHARES

You Buy Class Y Shares At Net Asset Value With No Initial Sales Charge And No Deferred Sales Charge When You Redeem. You Must Meet The $15,000,000 Initial Investment Requirement. You Can Use A Letter Of Intent To Meet This Requirement By Buying Class Y Shares Of The Fund Over A 6-month Period. To Qualify, You Must Initially Invest $5,000,000.

MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  On certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Premium Total Return Fund                                                  -13-

BUYING SHARES

Through a      You should contact your Salomon Smith Barney Financial Consultant
Salomon        or dealer representative to open a brokerage account and make
Smith          arrangements to buy shares.
Barney
Financial      If you do not provide the following information, your order will
consultant     be rejected
Or dealer      .  class of shares being bought
represen-      .  dollar amount or number of shares being bought
tative         You should pay for your shares through your brokerage account no later than the third business day after you place your order.
               Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
Through the    Qualified retirement plans and certain other investors who are
fund's         clients of the selling group are eligible to buy shares directly
transfer       from the fund.
agent
               .  Write the transfer agent at the following address:

                 Smith Barney Income Funds
                   Premium Total Return Fund
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

               . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

               .  For more information, call the transfer agent at 1-800-451-
               2010.
--------------------------------------------------------------------------------
Through a      You may authorize Salomon Smith Barney, your dealer
systematic     representative or the transfer agent to transfer funds
investment     automatically from a regular bank account, cash held in a
plan           Salomon Smith Barney brokerage account or Smith Barney Money market fund to buy shares on a regular basis.

               . Amounts transferred should be at least: $25 monthly or $50 quarterly

               . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

               For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

EXCHANGING SHARES

Smith            You should contact your Salomon Smith Barney Financial
Barney offers    Consultant or dealer representative to exchange into other
a distinctive    Smith Barney Funds. Be sure to read the prospectus of the Smith
family of        Barney Fund you are exchanging into. An exchange is a taxable
funds            transaction.
tailored to
help meet the    .  You may exchange shares only for shares of the same class of
varying          another Smith Barney fund. Class O shares may be exchanged for
needs of both    Class L shares of another Smith Barney fund. Not all
large and        Smith Barney funds offer all classes.
small
investors.       .  Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial
Consultant,
                 dealer representative or the transfer agent.

                 .  You must meet the minimum investment amount for each fund.

                 . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                 .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
Waiver of        Your shares will not be subject to an initial sales charge at
additional       the time of the exchange.
sales charges
                 Your deferred sales charge (if any) will continue to be
                 measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
By telephone     If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New
                 York Stock Exchange is open. Call the transfer agent at 1-800-
                 451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).
                 Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

Premium Total Return Fund                                                   -15-

REDEEMING SHARES

GENERALLY         Contact your Salomon Smith Barney Financial Consultant or
                  dealer representative to redeem shares of the fund.

                  If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                  If the shares are held by a fiduciary or corporation, other documents may be required.

                  Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                  If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
BY MAIL For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                    Smith Barney Income Funds
                       Premium Total Return Fund
                    (Specify class of shares)
                    c/o First Data Investor Services Group, Inc.
                    P.O. Box 5128
                    Westborough, Massachusetts 01581-5128

                  Your written request must provide the following:

                  .  Your account number

                  . The class of shares and the dollar amount or number of shares to be redeemed

                  .  Signatures of each owner exactly as the account is
                  registered
16

BY TELEPHONE      If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                  Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
AUTOMATIC CASH    You can arrange for the automatic redemption of a portion of
WITHDRAWAL PLANS  your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed
                  1% per month of the value of your shares subject to a deferred sales charge.

                  The following conditions apply:

                  .  Your shares must not be represented by certificates

                  .  All dividends and distributions must be reinvested

                  For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Premium Total Return Fund                                                     17

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed.

         .  Name of the fund
         .  Account number
         . Class of shares being bought, exchanged or redeemed M Dollar amount or number of shares being bought, exchanged or redeemed
         .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Premium Total Return Fund                                                     19

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A, Class L and, in limited circumstances, Class O shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

 . Class A shares may be purchased by plans investing at least $1 million.

 . Class L shares may be purchased by plans investing less than $1 million. Class O shares may be purchased by plans investing less than $1 million if the plan opened its account on or before June 12, 1998. Class L and O shares are eligible for exchange to Class A shares not later than 8 years after the plan joined the program. They are eligible for conversion sooner in the following circumstances:

             If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L and O shares (other than money market funds), all Class L and O shares are eligible for exchange after the plan is in the program 5 years.

             If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L and O shares (other than money market funds) on December 31 in any year, all Class L and O shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

DISTRIBUTIONS, DIVIDENDS AND TAXES

DIVIDENDS. The fund pays dividends, if any, each quarter from its net investment income. In addition, the fund pays, if any, capital gains distributions. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains.
 You do not pay a sales charge on reinvested distributions or

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.
--------------------------------------------------------------------------------
TRANSACTION                              FEDERAL TAX STATUS

Redemption or exchange of shares         Usually capital gain or loss;
dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.
--------------------------------------------------------------------------------
TRANSACTION                              FEDERAL TAX STATUS

Redemption or exchange of shares         Usually capital gain or loss;
                                         long-term only if shares owned more
                                         than one year

Long-term capital gain distributions     Long-term capital gain

Short-term capital gain distributions    Ordinary income

Dividends                                Ordinary income
--------------------------------------------------------------------------------

Any taxable dividends and capital gains are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Premium Total Return Fund                                                     21

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables (except for the fiscal year ended December 31, 1994) was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request). The information for the fiscal year ended December 31, 1994 has been audited by another independent accountant.

FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

----------------------------------------------------------------------------------------------------
                         1998          1997(1)      1996(1)(2)      1996         1995          1994
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,                     $19.14       $17.40          $16.33       $15.69        $15.65
  BEGINNING OF YEAR
----------------------------------------------------------------------------------------------------
INCOME FROM
  OPERATIONS:
Net investment income                  0.39         0.16            0.37         0.44          0.33
Net realized and                       4.29         2.21            1.98         1.48          0.99
unrealized gains
---------------------------------------------------------------------------------------------------
Total Income From                      4.68         2.37            2.35         1.92          1.32
Operations
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
FROM:
   Net investment                     (0.38)       (0.16)          (0.37)       (0.43)        (0.55)
income
   Net realized gains                 (1.25)       (0.47)          (0.91)       (0.14)        (0.52)
Capital                                  --           --              --        (0.71)        (0.21)
----------------------------------------------------------------------------------------------------
Total Distributions                   (1.63)       (0.63)          (1.28)       (1.28)        (1.28)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,                     $22.19       $19.14          $17.40       $16.33        $15.69
END OF YEAR
----------------------------------------------------------------------------------------------------
TOTAL RETURN                          25.19%       13.80%(3)       14.76%       12.92%         8.65%
----------------------------------------------------------------------------------------------------
NET ASSETS, END OF                     $834         $608            $534         $472           $68
YEAR (MILLIONS)
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
   Expenses                            1.11%        1.12%(4)        1.12%        1.16%         1.19%
   Net investment                      1.89         2.05(4)         2.16         2.81          2.05
income
----------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER                       43%          30%             58%          63%           34%
RATE
----------------------------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method (2) For the period from August 1, 1996 to December 31, 1996.
(3) Not annualized.
(4) Annualized.

Premium Total Return Fund                                                     23

FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

---------------------------------------------------------------------------------------------------
                                        1998     1997(1)   1996(1)(2)   1996      1995       1994
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $19.14     $17.40     $16.33    $15.69     $15.65
---------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income                           0.29       0.12       0.28      0.36       0.25
   Net realized and unrealized gains               4.28       2.21       1.99      1.48       1.00
---------------------------------------------------------------------------------------------------
Total Income From Operations                       4.57       2.33       2.27      1.84       1.25
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                          (0.29)     (0.12)     (0.29)    (0.34)     (0.49)
   Net realized gains                             (1.25)     (0.47)     (0.91)    (0.14)     (0.52)
   Capital                                           --         --         --     (0.72)     (0.20)
---------------------------------------------------------------------------------------------------
Total Distributions                               (1.54)     (0.59)     (1.20)    (1.20)     (1.21)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $22.17     $19.14     $17.40    $16.33     $15.69
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                      24.55%     13.57%(3)  14.21%    12.36%      8.12%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)               $3,170     $2,355     $2,021    $1,655     $1,697
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                        1.60%      1.54%(4)   1.62%     1.66%      1.66%
   Net investment income                           1.39       1.63 (4)   1.66      2.31       1.58
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              43%        30%        58%       63%        34%
---------------------------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.
(2) For the period from August 1, 1996 to December 31, 1996.
(3) Not annualized.
(4) Annualized.

FOR A CLASS L SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEAR ENDED DECEMBER 31:

     ------------------------------------------------------------------------------------
                                                             1998(1)
     ------------------------------------------------------------------------------------
     NET ASSET VALUE, BEGINNING OF YEAR
     ------------------------------------------------------------------------------------
     INCOME FROM OPERATIONS:
        Net investment income
        Net realized and unrealized gains
     ------------------------------------------------------------------------------------
     Total Income From Operations
     ------------------------------------------------------------------------------------
     LESS DISTRIBUTIONS FROM:
        Net investment income
        Net realized gains
        Capital
     ------------------------------------------------------------------------------------
     Total Distributions
     ------------------------------------------------------------------------------------
     NET ASSET VALUE, END OF YEAR
     ------------------------------------------------------------------------------------
     TOTAL RETURN
     ------------------------------------------------------------------------------------
     NET ASSETS, END OF YEAR (MILLIONS)
     ------------------------------------------------------------------------------------
     RATIOS TO AVERAGE NET ASSETS:
        Expenses
        Net investment income
     ------------------------------------------------------------------------------------
     PORTFOLIO TURNOVER RATE
     ------------------------------------------------------------------------------------

(1) For the period from ______________to December 31, 1998.

Premium Total Return Fund                                                   -25-

FOR A CLASS O SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

     -------------------------------------------------------------------------------------------------------
                                                1998    1997(1)   1996(1)(2)     1996      1995     1994(3)
     -------------------------------------------------------------------------------------------------------
     NET ASSET VALUE, BEGINNING OF YEAR                  $19.15     $17.41      $16.33    $15.69     $15.65
     -------------------------------------------------------------------------------------------------------
     INCOME FROM OPERATIONS:
        Net investment income                              0.30       0.12        0.29      0.36       0.23
        Net realized and unrealized gains                  4.28       2.21        1.99      1.48       1.02
     -------------------------------------------------------------------------------------------------------
     Total Income From Operations                          4.58       2.33        2.28      1.84       1.25
     -------------------------------------------------------------------------------------------------------
     LESS DISTRIBUTIONS FROM:
        Net investment income                             (0.30)     (0.12)      (0.29)    (0.35)     (0.49)
        Net realized gains                                (1.25)     (0.47)      (0.91)    (0.14)     (0.52)
        Capital                                              --         --          --     (0.71)     (0.20)
     -------------------------------------------------------------------------------------------------------
     Total Distributions                                  (1.55)     (0.59)      (1.20)    (1.20)     (1.21)
     -------------------------------------------------------------------------------------------------------
     NET ASSET VALUE, END OF YEAR                        $22.18     $19.15      $17.41    $16.33     $15.69
     -------------------------------------------------------------------------------------------------------
     TOTAL RETURN                                         24.60%     13.58%(4)   14.30%    12.36%      8.12%
     -------------------------------------------------------------------------------------------------------
     NET ASSETS, END OF YEAR (MILLIONS)                  $   94     $   43      $   31    $   13     $    2
     -------------------------------------------------------------------------------------------------------
     RATIOS TO AVERAGE NET ASSETS:
        Expenses                                           1.56%      1.55%(5)    1.59%     1.62%      1.60%
        Net investment income                              1.41       1.61 (5)    1.68      2.35       1.65
     -------------------------------------------------------------------------------------------------------
     PORTFOLIO TURNOVER RATE                                 43%        30%         58%       63%        34%
     -------------------------------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.
(2) For the period from August 1, 1996 to December 31, 1996.
(3) On November 7, 1994 the former Class D shares were renamed Class C shares.
(4) Not annualzied.
(5) Annualized.

FOR A CLASS Y SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

--------------------------------------------------------------------------------------------
                                           1998         1997(1)     1996(1)(2)      1996(3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                      $19.17        $17.42         $17.57
--------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income                                  0.47          0.17           0.19
   Net realized and unrealized gains                      4.29          2.23           0.33
--------------------------------------------------------------------------------------------
Total Income From Operations                              4.76          2.40           0.52
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                 (0.44)        (0.18)         (0.21)
   Net realized gains                                    (1.25)        (0.47)         (0.46)
--------------------------------------------------------------------------------------------
Total Distributions                                      (1.69)        (0.65)         (0.67)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $22.24        $19.17         $17.42
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             25.61 %       13.95%(4)       2.93%(4)
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)                      $51           $27            $13
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                               0.76 %        0.80%(5)       0.87%(5)
   Net investment income                                  2.22          2.36 (5)       2.24 (5)
--------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                     43 %          30%            58%
--------------------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.
(2) For the period from August 1, 1996 to December 31, 1996.
(3) For the period from February 7, 1996 (inception date) to July 31, 1996.
(4)  Not annualized.
(5)  Annualized.

Premium Total Return Fund                                                   -27-

SALOMON SMITH BARNEY(SM)
A MEMBER OF CITIGROUP [SYMBOL]

PREMIUM TOTAL RETURN FUND
-- an investment portfolio of Smith Barney Income Funds

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Part B


Smith Barney
INCOME FUNDS - SMITH BARNEY PREMIUM TOTAL RETURN FUND

388 Greenwich Street
New York, New York 10013
(800) 451-2010


Statement of Additional Information
	April 30, 1999

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith Barney Premium Total Return Fund (the "fund") dated April 30, 1999, as amended or supplemented from time to time (the "Prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above. The fund is a separate investment series of Smith Barney Income Funds (the "trust").

This SAI is not a prospectus. It is intended to provide more detailed information about the fund as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the Prospectus dated April 30, 1999, which may be obtained from the fund or your Salomon Smith Barney Financial Consultant.


TABLE OF CONTENTS

Trustees and Executive Officers of the Trust................................2
Investment Objectives and Management Policies..............................5
Purchase, Exchange and Redemption of Shares................................19
Distributor................................................................31
Valuation of Shares........................................................33
Performance Data...........................................................33
Taxes......................................................................37
Additional Information....................................................41
Financial Statements.......................................................42
Appendix A.................................................................43

TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each Trustee who is an "interested person" of the trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 388 Greenwich Street, New York, New York 10013.

Lee Abraham, Trustee (Age 71). Retired; formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization. His address is 106 Barnes Road, Stamford, Connecticut 06902.

Allan J. Bloostein, Trustee (Age 68).  Consultant; formerly Vice
Chairman of the Board of and Consultant to The May Department Stores Company; Director of Crystal Brands, Inc., Melville Corp. and R.G. Barry Corp. His address is 27 West 67th Street, New York, New York 10023.

Richard E. Hanson, Jr., Trustee (Age 57). Head of School, The New Atlanta Jewish Community High School, Atlanta Georgia; formerly Headmaster, The Peck School, Morristown, New Jersey; prior to July 1, 1994, Headmaster, Lawrence Country Day School-Woodmere Academy, Woodmere, New York. His address is 58 Ivy Chase, Atlanta, Georgia 30342.

*Heath B. McLendon, Chairman of the Board and Investment Officer (Age
65). Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"), Chairman of the Board and President of SSBC Fund Management Inc. ("SSBC") (formerly known as Mutual Management Corp.) and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of 59 investment companies associated with Salomon Smith Barney; and former Chairman of the Board of Smith Barney Strategy Advisers Inc.

Harry Rosenbluth, Investment Officer (Age 44). Equity Portfolio Manager of Boston Partners Asset Management, L.P. ("Boston Partners") and Member of the Equity Strategy Committee; prior to 1995, Senior Vice President and Equity Portfolio Manager of The Boston Company Advisors. His address is 100 Drakes Landing Road, Suite 360 Greenbrae, California 94904.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 41).
Managing Director of Salomon Smith Barney, Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of SSBC and TIA.

Christina T. Sydor, Secretary (Age 47). Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSBC and TIA.

As of February 16, 1999, the Trustees and officers of the fund, as a group, owned less than 1% of the outstanding shares of beneficial interest of the fund. As of February 16, 1999, to the best knowledge of the fund and the Board the following shareholders or "groups" (as that term is used in Section 13 (d) of the Securities Act of 1934, as amended) beneficially owned more than 5% of the outstanding shares of the following Class:




Class Y							Percentage
Smith Barney						66.5527
Concert Series, Inc.
Balanced Portfolio PNC Bank, N.A.
Attn: Beverly Timson
200 Stevens Drive, Suite 440
Lester, PA 19113-1522

Smith Barney						16.3771
Concert Series, Inc.
Select Balanced Portfolio
PNC Bank Attn: Beverly Timson
200 Stevens Drive, Suite 440
Lester, PA 19113-1522

Smith Barney						8.8621
Concert Series, Inc.
Conservative Port. PNC Bank, N.A.
Attn: Beverly Timson
200 Stevens Drive, Suite 440
Lester, PA 19113-1522

No officer, Trustee or employee of Salomon Smith Barney or any Salomon Smith Barney parent or subsidiary receives any compensation from the trust for serving as an officer or Trustee of the trust. The trust, on behalf of the fund and the other series of the trust, pays each Trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $3,000 per year plus $500 per meeting attended, and reimburses them for travel and out-of-pocket expenses. For the fiscal year ended December 31, 1998, such travel and out-of-pocket expenses totaled $2,862.93.

For the fiscal year ended and the calendar year ended December 31, 1998, the Trustees of the trust were paid the following compensation with respect to the fund:






Trustee(*)

Aggregate
Compensation from
the Fund for the
Fiscal Year ended
December 31, 1998

Total
Pension or
Retirement
Benefits
Accrued from
the Fund
Aggregate
Compensation from
the Fund and the
Fund Complex for
the Year ended
December 31, 1998




Lee Abraham (9)
$5,570
$0
$47,750
Allan J. Bloostein
(15)
 5,540
  0
 90,500
Richard E. Hanson, Jr.
(9)
 5,590
  0
 47,950
Heath B. McLendon (59)
 0
  0
 0

(*)	Number of directorships/trusteeships held with other Smith Barney
Mutual Funds.


Investment Adviser, Sub-Investment Adviser and Administrator

SSBC serves as investment adviser to the fund pursuant to a written agreement with the fund (an "Advisory Agreement"). SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). The Advisory Agreement was most recently approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the trust or the Investment Adviser ("Independent Trustees"), on December 4, 1998. SSBC serves as administrator to the fund pursuant to a separate written agreement dated August 31, 1995 (the "Administration Agreement") which was most recently approved by the Board of Trustees, including a majority of the Independent Trustees, on August 5, 1998. Boston Partners serves as a sub-investment adviser to the fund, pursuant to a written agreement dated December 1, 1997.

The Investment Adviser, Sub-Investment Adviser and Administrator pay the salaries of all officers and employees who are employed by both it and the trust, and maintain office facilities for the trust. In addition to those services, the Investment Adviser furnishes the trust with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the trust, prepares reports to the fund's shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. The Investment Adviser and Sub-Investment Adviser bear all expenses in connection with the performance of their services.

As compensation for investment advisory services, the fund pays the Investment Adviser a fee computed daily and paid monthly at the annual rate of 0.55% of the value of the fund's average daily net assets. As compensation for sub-advisory services, the Investment Adviser pays the Sub-Investment Adviser 0.15%, a fee that is computed daily and paid monthly based on the value of the fund's average daily net assets.

For the periods below, the fund paid investment advisory fees to its Investment Adviser as follows:

For the
Period from
August 1,
1996 through
December 31,
1996

For the
Fiscal

1996*
Year Ended

1997
December 31:

1998
$6,454,801

$13,381,076
$19,865,93
5
$

	*Figures are for the period ended July 31.


As compensation for administrative services, the fund pays the Administrator a fee computed daily and paid monthly at the annual rate of 0.20% of the fund's average daily net assets. For the periods shown below, the fund paid administrative fees to SSBC or Mutual Management Corp., the fund's predecessor administrator, as follows:

For the
Period from
August 1,
1996
through
December
31, 1996

For the
Fiscal

1996*
Year Ended

1997
December 31:

1998
$2,347,201

$2,299,999*
$7,223,977
$

	*Figures are for the period ended July 31.

The trust bears expenses incurred in its operations, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Salomon Smith Barney or one of its affiliates, SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the trust.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the trust. The Trustees who are not "interested persons" of the fund have selected Stroock & Stroock & Lavan, LLP as their legal counsel.

KPMG LLP, 345 Park Avenue, New York, New York 10154 has been selected as the fund's independent auditor to examine and report on the fund's financial statements and highlights for the fiscal year ending December 31, 1999.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

Investment Objectives and Policies

The fund's investment objective is total return. The fund's investment objective may be changed only with the approval of a majority of the fund's outstanding shares. There can be no assurance that the fund will achieve its investment objective. The fund will seek to achieve its objective by investing primarily in a diversified portfolio of dividend-paying common stocks. The fund may engage in various portfolio strategies involving options to seek to increase its return and to hedge its portfolio against movements in the equity markets and interest rates. Because the fund seeks total return by emphasizing investments in dividend-paying common stocks, it will not have as much investment flexibility as total return funds which may pursue their objective by investing in both income and equity stocks without such an emphasis.
The fund also may invest up to 10% of its assets in: (a) medium- or low-rated securities or unrated securities of comparable quality. Medium- and low-rated securities are securities rated less than investment grade by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"). See "Medium-, Low- and Unrated Securities"; (b) interest-paying debt securities, such as obligations issued or guaranteed as to principal and interest by the United States government; and (c) other securities, including convertible bonds, convertible preferred stock and warrants. In addition, the fund will limit its investments in warrants to 5% of its net assets. The fund also may lend its portfolio securities and enter into "short sales against the box." Special considerations associated with the fund's investment strategies are described below.

Certain Investment Strategies

In attempting to achieve its investment objective, the fund may employ, among others, one or more of the strategies set forth below.

Short Sales Against the Box. The fund may enter into a short sale of common stock such that, when the short position is open, the fund involved owns an equal amount of preferred stocks or debt securities convertible or exchangeable without payment of further consideration into an equal number of shares of the common stock sold short. The fund will enter into this kind of short sale, described as "against the box," for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the fund delivers the convertible securities to close out its short position. Although the fund will have to pay an amount equal to any dividends paid on the common stock sold short prior to delivery, it will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The fund will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Covered Option Writing. The fund may write put and call options on securities. The fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

Upon the exercise of a put option written by the fund, the fund may suffer a loss equal to the difference between the price at which the fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the fund, the fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the option exercise price, less the premium received for writing the option.

The fund will write only covered options. Accordingly, whenever the fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the fund will either (a) deposit with PNC Bank, National Association ("PNC Bank") in a segregated account cash or equity and debt securities of any grade provided such securities have been determined by the Investment Adviser or Sub-Investment Adviser to be liquid and unencumbered pursuant to guidelines established by the Trustees, having a value at least equal to the exercise price of the option or (b) continue to own an equivalent number of puts on the same underlying security having the same exercise prices and expiration dates as those written by the fund, or an equivalent number of puts on the same underlying security with exercise prices equal to or greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those that it has written, it will deposit the difference with PNC Bank in a segregated account).

Purchasing Put and Call Options on Securities. The fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time it purchases the underlying security or at a later time. By buying a put, the fund limits the risk of loss from a decline in market value of the security until the put expires. Any appreciation in the value of, or in the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by the fund in order to acquire the underlying securities for the fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the fund, prior to the exercise of options it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

More About Options on Securities. Although the fund generally will purchase or write only those options for which its Investment Adviser or Sub-Investment Adviser believes there is an active secondary market, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. At times in the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have rendered inadequate certain of the facilities of the Options Clearing Corporation (the "Clearing Corporation") as well U.S. and foreign securities exchanges and resulted in the institution of special procedures such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If the fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class that may be held, written or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible the fund, other clients of the Investment Adviser and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain U.S. government securities for which the fund may write covered call options. If the fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options. The fund may purchase and write exchange-listed put and call options on stock indexes primarily to hedge against the effects of market-wide price movements. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Examples of well-known stock indexes are the Standard & Poor's Daily Price Index of 500 Common Stocks and the NYSE Composite Index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are similar to options on securities. However,(a) because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date, (b) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly and (c) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to the ability of the Investment Adviser and/or Sub-Investment Adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

The fund will engage in stock index options transactions only when such a strategy is determined by the Investment Adviser or Sub-Investment Adviser to be consistent with the fund's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When the fund writes an option on a stock index, it will establish a segregated account in the name of the fund consisting of cash, equity securities or debt securities of any grade in an amount equal to or greater than the market value of the option, provided such securities are liquid and unencumbered and are marked to market daily pursuant to guidelines established by the Trustees.

Additional Investments

Foreign Securities and American Depositary Receipts. The fund may invest up to 20% of its assets in foreign securities and American Depositary Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over the counter in the United States.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. Additionally, dividends or interest payable on foreign securities, and in some cases capital gains, may be subject to
foreign withholding or other foreign taxes.   Foreign securities often
trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than U.S. dollars. Many of the foreign securities held by the fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Money Market Instruments. When the Investment Adviser or Sub-Investment Adviser believes that market conditions warrant, the fund may adopt a temporary defensive posture and invest in short-term instruments without limitation. Short-term instruments in which the fund may invest include U.S. government securities; certain bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding unsecured debt issue then rated within the three highest rating categories; and repurchase agreements as described below.

Repurchase Agreements. The fund may engage in repurchase agreement transactions with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.
The Investment Adviser or Sub-Investment Adviser, acting under the supervision of the trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the fund may enter into repurchase agreements to evaluate potential risks.

U.S. Government Securities. United States government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government securities"). U.S. government securities include not only direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities. Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the fund will invest in obligations issued by such an instrumentality only if its Investment Adviser or Sub-Investment Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities, but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amount of certificates of deposit ("CDs") of each held by the fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements applicable to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, the fund's Investment Adviser or Sub-Investment Adviser will carefully evaluate such investments on a case-by-case basis.

Ratings as Investment Criteria In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the fund as initial criteria for the selection of portfolio securities, but the fund also will rely upon the independent advice of its Investment Adviser and/or Sub-Investment Adviser to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest, and general economic trends. The Appendix to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by the fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by the fund, but the fund's Investment Adviser and/or Sub-Investment Adviser will consider such events in its determination of whether the fund should continue to hold the securities. In addition, to the extent the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, the fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

When-Issued Securities and Delayed-Delivery Transactions. To secure an advantageous price or yield, the fund may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. The fund will enter into such transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the fund prior to the reciprocal delivery or payment by the other party to the transaction.
In entering into a when-issued or delayed-delivery transaction, the fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities are normally subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, although to a lesser extent in the case of U.S. government securities, the public's perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase of securities on a when-issued or delayed-delivery basis by the fund, the fund will meet its obligations on the settlement date from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund's payment obligations).

Lending of Portfolio Securities. The fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% of the fund's total assets taken at value. The fund will not lend portfolio securities to Salomon Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, the fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the fund and is acting as a "finder."

By lending its securities, the fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the trust's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the fund's Investment Adviser or Sub-Investment Adviser to be of good standing and will not be made unless, in the judgment of the Investment Adviser or Sub-Investment Adviser, the consideration to be earned from such loans would justify the risk.

Medium-, Low- and Unrated Securities. The fund may invest up to 10% of its assets in medium- or low- rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than the yield offered by higher-rated securities, but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities: (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Thus, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the fund with a commensurate effect on the value of the fund's shares. Therefore, an investment in the fund should not be considered as a complete investment program and may not be appropriate for all investors.

While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher- rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the fund to purchase and also may have the effect of limiting the ability of the fund to: (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium- and low-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the fund. If an issuer exercises these rights during periods of declining interest rates, the fund may have to replace the security with a lower yielding security, resulting in a decreased return to the fund.

Securities rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal. Securities rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger with respect to principal or interest.

In light of the risks described above, the Investment Adviser or Sub-Investment Adviser in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

Securities of Unseasoned Issuers. Securities in which the fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack significant operating history and be dependent on products or services without an established market share.

Certain Investment Guidelines

The fund may invest up to 10% of its total assets in securities with contractual or other restrictions on resale and other instruments not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days and (c) to the extent that a liquid secondary market does not exist for the instruments, futures contracts and options thereon. In addition, the fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years. The investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the trust's Board of Trustees.

Investment Restrictions

The trust has adopted investment restrictions 1 through 7 below as fundamental policies with respect to the fund and the other series of the trust (the "funds"). Under the terms of the 1940 Act, these fundamental policies may not be changed with respect to the fund without the vote of a majority of the outstanding voting securities of the fund. A "majority" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of the outstanding shares. Set forth below are the investment policies of the trust, some of which apply to the other series of the trust.

The investment policies adopted by the trust prohibit the fund from:

	1.	Investing in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Investing in "senior securities" as defined in the 1940 Act
and the rules, regulations and orders thereunder except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3.	Investing more than 25% of its total assets in securities,
the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrowing money, except that (a) the fund may borrow from
banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	5.	Making Loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940
Act.

	6.	Underwriting securities issued by other persons, except to
the extent that the fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

	7.	Purchasing or selling real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); (d) investing in real estate investment trust securities; or (e) investing in gold bullion and coins or receipts for gold.

	8.	Purchasing securities on margin (except for such short-term
credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short
(except "against the box"). For purposes of this restriction the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Investing in oil, gas or other mineral exploration or
development programs, except that the Premium Total Return, Convertible, Diversified Strategic Income, Balanced and High
Income Funds may invest in the securities of companies that invest in or sponsor those programs.

	10.	Investing in securities of other investment companies
registered or required to be registered under the 1940 Act, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or an offer of exchange.

	11.	With respect to all funds except Exchange Reserve Fund,
writing or selling puts, calls, straddles, spreads or combinations thereof, except as permitted under the fund's investment objective and policies.

	12.	With respect to all funds except Exchange Reserve Fund,
purchasing restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days and, in the case of Exchange Reserve Fund, TDs maturing from two business days through six months) or other securities that are not readily marketable if more than 10% or, in the case of the High Income and Diversified Strategic
Income Funds, 15% of the total assets of the fund would be invested in such securities. With respect to the Exchange
Reserve Fund, securities subject to Rule 144A of the 1933
Act (provided at least two dealers make a market in such securities) and certain privately issued commercial paper eligible for resale without registration pursuant to Section
4(2) of the 1933 Act will not be subject to this restriction.

	13.	Purchasing any security if as a result the fund would then
have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years; provided that, in the case of private activity bonds purchased for Municipal High Income Fund, this restriction shall apply to the entity supplying the revenues from which the issue is to be paid.

	14.	Making investments for the purpose of exercising control or
management.

	15.	Purchasing or retaining securities of any company if, to the knowledge of the trust, any of the trust's officers or Trustees or any officer or director of an Investment Adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

	16.	Investing in warrants other than those acquired by the fund
as part of a unit or attached to securities at the time of purchase (except as permitted under the fund's investment objective and policies) if, as a result, the investments
(valued at the lower of cost or market) would exceed 5% of the value of the fund's net assets. At no time may more than 2% of the fund's net assets be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws.

	17.	With respect to Balanced Fund, purchasing in excess of 5% of the voting securities of a public utility or public utility holding company, so as to become a public utility holding company as defined in the Public Utility Holding Company Act of 1935, as amended.

The trust has adopted two additional investment restrictions applicable to Exchange Reserve Fund, the first of which is a fundamental policy, which prohibit that fund from:

	1.	Investing in common stocks, preferred stocks, warrants,
other equity securities, corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

	2.	Investing more than 10% of its assets in variable rate
master demand notes providing for settlement upon more than seven days' notice by the fund.

Portfolio Turnover

The fund does not intend to seek profits through short-term trading. Nevertheless, the fund will not consider portfolio turnover rate a limiting factor in making investment decisions.

Under certain market conditions, the fund because it engages in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by the fund (due to appreciation of the underlying security in the case of call options on securities or depreciation of the underlying security in the case of put options on securities) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% also would occur if all of the fund's securities that are included in the computation of turnover were replaced once during a one-year period. The fund's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

Certain other practices which may be employed by the fund also could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the fund's Investment Adviser or Sub-Investment Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. For the period August 1, 1996 to December 31, 1996, the fund's portfolio turnover rate was 30%. For the fiscal years ended July 31, 1996 and December 31, 1997 and 1998, the fund's portfolio turnover rate was 58%, 43% and ____%, respectively.

Portfolio Transactions

Most of the purchases and sales of securities by the fund, whether transacted on a securities exchange or over-the-counter, will be made in the primary trading market for the securities, except for Eurobonds which are principally traded over-the-counter. The primary trading market for a given security is generally located in the country in which the issuer has its principal office. Decisions to buy and sell securities for the fund are made by its Investment Adviser or Sub-Investment Adviser, who is also responsible for placing these transactions subject to the overall review of the Board of Trustees. Although investment decisions for the fund are made independently from those of the other accounts managed by its Investment Adviser and Sub-Investment Adviser, investments of the type that the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by its Investment Adviser or Sub-Investment Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Investment Adviser or Sub-Investment Adviser to be equitable to each. In some cases this procedure may adversely affect the price paid or received by the fund, or the size of the position obtained or disposed of by the fund.

Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Commissions generally are fixed on most foreign exchanges. There is generally no stated commission in the case of securities traded in U.S. or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality. The following table sets forth certain information regarding the fund's payment of brokerage commissions:


Total Brokerage Commissions Paid



Fiscal
Year
Premium
Total
Return Fund
1996
$3,935,585
1996*
1,179,425
1997
11,955,237
1998


Brokerage Commissions Paid to Salomon Smith Barney


Fiscal
Year
Premium
Total
Return Fund
1996
$628,778
1996*
209,905
1997
936,326
1998


% of Total Brokerage Commissions Paid to Salomon Smith Barney


Fiscal
Year
Premium
Total
Return Fund
1996
15.98%
1996*
17.80
1997
7.83
1998


(*)	For the period from August 1, 1996 through December 31, 1996.

In selecting brokers or dealers to execute securities transactions on behalf of the fund, the fund's Investment Adviser or Sub-Investment Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Investment Adviser or Sub-Investment Adviser will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement between the trust and the Investment Adviser authorizes the Investment Adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the trust, the fund and/or other accounts or funds over which the Investment Adviser or its affiliates exercise investment discretion. The fees under the Advisory Agreement and the Sub-Advisory and/or Administration Agreement are not reduced by reason of their receiving such brokerage and research services.
Further, Salomon Smith Barney will not participate in commissions brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. The trust's Board of Trustees periodically will review the commissions paid by the fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the trust.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Trustees has determined that transactions for the fund may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of the fund's Investment Adviser and/or Sub-Investment Adviser, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under rules adopted by the SEC, Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided (a) the trust's Board of Trustees has expressly authorized Salomon Smith Barney to effect such transactions, and (b) Salomon Smith Barney annually advises the trust of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The fund will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC.

The fund may use Salomon Smith Barney as a commodities broker in connection with entering into futures contracts and options on futures contracts. Salomon Smith Barney has agreed to charge the fund commodity commissions at rates comparable to those charged by Salomon Smith Barney to its most favored clients for comparable trades in comparable accounts.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Purchase of Shares

General. The fund offers five Classes of shares. Class A, L and O shares are sold to investors with an initial sales charge. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. Class L and O shares are also subject to a deferred sales charge payable upon certain redemptions. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase. Class O shares are available for purchase only by former Class C shareholders of the fund.

Purchases of shares of the fund must be made through a brokerage account maintained with Salomon Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the fund through the transfer agent. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L, Class O or Class Y shares. Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B, Class L and Class O shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), the minimum initial and subsequent investment requirement for Class A, Class B, Class L and Class O shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B, Class L and Class O shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B, Class L and Class O shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the transfer agent. Share certificates are issued only upon a shareholder's written request to the transfer agent.

Purchase orders received by the fund or Salomon Smith Barney prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund's agent prior to the agent's close of business. For shares purchased through Salomon Smith Barney and Introducing Brokers purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or the transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Salomon Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant.

Initial Sales Charge Alternative - Class A Shares. The sales charges applicable to purchases of Class A shares of the fund are as follows:

Amount of
Investment
Sales Charge
as % of
Offering
Price
Sales Charge as
% of Amount Invested
Less than $25,000
5.00%
5.26%
25,000 - 49,999
4.00
4.17
50,000 - 99,999
3.50
3.63
100,000 - 249,999
3.00
3.09
250,000 - 499,999
2.00
2.04
500,000 and over
-0-
-0-

*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates
Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B, Class L and Class O shares is waived. See "Purchase, Exchange and Redemption of Shares" -
''Deferred Sales Charge Alternatives'' and ''Waivers of Deferred
Sales Charge.''

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act.

The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person." Any "person" is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a Trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; (f) any other organized group of persons, provided the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount; or (g) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial Consultant.

The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Salomon Smith Barney listed under "Exchange Privilege."

Initial Sales Charge Alternative - Class L and O Shares. For purchases of Class L and O shares, there is a sales charge of 1% of the offering price (1.01% of the net amount invested).

Initial Sales Charge Waivers for Class A Shares. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and Board members of any funds sponsored by Citigroup and its affiliates and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the same fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) purchase by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs; (g) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Salomon Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge);
(h) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by "any person"' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of funds sponsored by Salomon Smith Barney, which are offered with a sales charge, listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes purchases of all Class A shares of the fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent to obtain a Letter of Intent application.

A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. The investor must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the same fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent for further information.

Deferred Sales Charge Alternatives. Deferred Sales Charge Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the fund. A deferred sales charge, however, may be imposed on certain redemptions of these shares. ''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; (c) Class O shares; and (d) Class A shares that were purchased without an initial sales charge but subject to a deferred sales charge.

Any applicable deferred sales charges will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares, Class O shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares, Class O shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Salomon Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoice(tm) Programs.''

	Year Since Purchase
	Payment Was Made
Deferred Sales
Charge

	First
5.00%
	Second
4.00
	Third
3.00
	Fourth
2.00
	Fifth
1.00
	Sixth and thereafter
0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge. The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect the combination of the fund with any other investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also
Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoice(tm) Programs. Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

The fund offers to Participating Plans Class A, Class L and Class O shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A, Class L and Class O shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A, Class L and Class O shares acquired by other investors; however, they are not subject to any initial sales charge or deferred sales charge. Once a Participating Plan has made an initial investment in the fund, all of its subsequent investments in the fund must be in the same Class of shares, except as otherwise described below.

Class A Shares. Class A shares of the fund are offered without any sales charge or deferred sales charge to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L and O Shares. Class L and O shares of the fund are offered without any sales charge or deferred sales charge to any Participating Plan that purchases less than $1,000,000 of Class L and/or O shares of one or more funds of the Smith Barney Mutual Funds. Class O shares may only be purchased by plans if the plan opened its account on or before June 12, 1998.

401(k) and ExecChoice(tm) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or ExecChoice(tm) Program, a Participating Plan's total Class L and/or O holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L and/or O shares for Class A shares of the fund. (For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class L and/or O holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L and/or O shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or ExecChoice(tm) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L and/or O shares for Class
A shares of the same fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(tm) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L and/or O shares, but instead may acquire Class A shares of the same fund. Any Class L and/or
O shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(tm) Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Existing 401(k) Plans Investing in Class B Shares: Class B shares of the fund are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See ''Purchase of Shares-Deferred Sales Charge Alternatives.''

No deferred sales charge is imposed on redemptions of Class B shares to the extent the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee's in the Participating Plan; termination of employment, death, disability, or attainment of age 59 1/2; (b) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (c) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

Determination of Public Offering Prices

The trust offers shares of the fund to the public on a continuous basis. The public offering price for a Class A and Class Y shares of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class B and Class O shares and of Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the fund's financial statements incorporated by reference in their entirety into this SAI.

Exchange Privilege

As your needs change, you may wish to reposition your investments. With Smith Barney Mutual Funds, you have the ability to exchange shares of most Smith Barney mutual funds for those of others within the family.

Except as otherwise noted below, shares of each Class of the fund may be exchanged for shares of the same Class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B, Class L and Class O shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any fund imposing a higher deferred sales charge than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class O Exchanges. Class O shares may only be exchanged for Class L shares of another fund. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class O shares of the fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

The exchange privilege enables shareholders to acquire shares of the same Class in the fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege.   Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The Investment Adviser may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone Redemption and Exchange Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Taxes" below, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Redemption of Shares

The fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the fund's shareholders.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:



Smith Barney Premium Total Return Fund
Class A, B, L, O or Y (please specify)
c/o First Data Investor Services Group, Inc.
P.O. Box 5128
Westborough, Massachusetts 01581-5128

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. The fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the fund. Any applicable deferred sales charge will not be waived on amounts withdrawn by a shareholder exceeding 1.00% per month of the value of the shareholder's shares subject to the deferred sales charge at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the deferred sales charge.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Withdrawals involve share redemptions that may have tax consequences for shareholders. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan with respect to that fund, purchases by such shareholders of additional shares in the fund in amounts less than $5,000 will not ordinarily be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates of the fund from which withdrawals will be made with First Data Investors Services Group, Inc. ("First Data"), as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund. All applications for participation in the Withdrawal Plan must be received by First Data as Plan Agent no later than the eighth day of each month to be eligible for participation beginning with that month's withdrawal. For additional information regarding the Withdrawal Plan, contact your Salomon Smith Barney Financial Consultant.

Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

Redemptions. Redemption requests of up to $10,000 of any class or classes of shares of the fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

Additional Information Regarding Telephone Redemption and Exchange
Program.   Neither the fund nor any of its agents will be liable for
following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the Board of Trustees may deem advisable; however, payments shall be made wholly in cash unless the Board of Trustees believes that economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareholders. If the Board of Trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make a redemption payment wholly in cash, the trust may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the fund's net assets by distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Share Price" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

DISTRIBUTOR

CFBDS, Inc. ("CFBDS") serves as the trust's distributor on a best efforts basis pursuant to a distribution agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the trust's Board of Trustees on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the trust's distributor. For the fiscal years ended December 31, 1996, 1997 and 1998, CFBDS or Salomon Smith Barney, as its predecessor, received approximately $________, $________, and $_______, respectively, in sales charges from the sale of the fund's Class A shares, and did not reallow any portion thereof to dealers. For the fiscal years ended December 31, 1996, 1997 and 1998, CFBDS or Salomon Smith Barney received from shareholders approximately $___________, $________ and $________, respectively, in deferred sales charges on the redemptions of Class B and Class O shares.

When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and the distributor may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than the Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs the distributor to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the Smith Barney money market fund, and affiliates of Salomon Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The trust's Board of Trustees has been advised of the benefits to SSBC resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, and Administration Agreements for continuance.

Distribution Arrangements

To compensate Salomon Smith Barney for the service it provides and for the expense it bears under the Distribution Agreement, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B Class L and Class O shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class O shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B, Class L and Class O shares distribution fee is calculated at the annual rate of 0.50% for Class B shares, 0.75% for Class L shares and 0.45% for Class O shares of the value of the fund's average net assets attributable to the shares of the respective Class.





	The following expenses were incurred during the periods indicated:

Class A

For the Period from
August 1, 1996
through December 31,
1996
For the Fiscal Year Ended

July 31, 1996	December 31, 1997
December 31, 1998



$435,000
$968,000
$1,746,000
$


Deferred Sales Charge (paid to CFBDS and Salomon Smith Barney)

Class B

For the Period from
August 1, 1996
through December 31,
1996
For the Fiscal Year Ended

July 31, 1996	December 31, 1997
December 31, 1998



$1,009,000
$2,905,000
$2,318,000
$


Service Fees and Distribution Fees

For the Period from
August 1, 1996
through December 31,
1996
For the Fiscal Year Ended

July 31, 1996    December 31, 1997
December 31, 1998



$7,545,851
$15,646,14
7
$23,133,097
$


For the fiscal year ended December 31, 1998, Salomon Smith Barney incurred distribution expenses totaling $26,938,444 consisting of $212,486 for advertising, $38,913 for printing and mailing prospectuses, $6,830,453 for support services and overhead expenses, $19,105,781 to Salomon Smith Barney Consultants and $750,811 for accruals for interest on the excess of Salomon Smith Barney expenses incurred in the distribution of the fund's shares over the sum of the distribution fees and deferred sales charges received by Salomon Smith Barney.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to the fund, by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, the Distributor will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of procedures used by the fund in valuing its assets.

Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of the fund when investing in foreign securities may not take place contemporaneously with the determination of the prices of many of its other respective portfolio securities used in such calculation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the trust's Board of Trustees. In carrying out the Board's valuation policies, SSBC, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the trust.

Debt securities of United States issuers (other than U.S. government securities and short-term investments), are valued by SSBC, as administrator, after consultation with the Pricing Service approved by the trust's Board of Trustees. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the trust under the general supervision and responsibility of the Board of Trustees.

PERFORMANCE DATA

From time to time, the fund's yield or total return may be quoted in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of Class A, Class B, Class L, Class O or Class Y, it will also disclose such information for the other Classes.


Yield

The 30-day yield figure is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:
YIELD =2[(a-bcd+1)6-1]
Where:
	a = dividends and interest earned during the period.
	b = expenses accrued for the period (net of waiver and reimbursement).
c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
	d = the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.
Investors should recognize that, in periods of declining interest rates, the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such fund's investments, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return
The "average annual total return" for the fund is computed according to a formula prescribed by the SEC.  The formula can be expressed as follows:
P(1+T)n = ERV
Where:
				P =	a hypothetical initial payment of $1,000.
				T = 	average annual total return.
				n = 	number of years.
			ERV = 	Ending Redeemable Value of a
hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.
The average annual total returns with sales charges of the fund's Class
A shares were as follows for the periods indicated:


One-Year
Period

Five-Year
Period
Commencement of
Operations




	* Fund commenced selling Class A shares on November 6, 1993.

The average annual total returns (with fees waived and without deferred sales charge) of the fund's Class B shares were as follows for the periods indicated:

One-Year
Period
Five-Year
Period
Ten-Year
Period
Commencement
of Operations





	* Fund commenced operations on September 16, 1985.

The average annual total returns (with fees waived) of the fund's Class O shares were as follows for the periods indicated:

One-Year
Period

Five-Year
Period
Commencement
of Operations




	* The Fund commenced selling Class O shares on June 1, 1993.

The average annual total returns (with fees waived) of the fund's Class L shares were as follows for the periods indicated:

Commencement of Operations






	* The Fund commenced selling Class L shares on June ___, 1998.

Aggregate Total Return

The aggregate total return for the fund represents the cumulative change in the value of an investment in the Class for the specified period and is computed by the following formula:

ERV - P
P
Where:
			P =	a hypothetical initial payment of $10,000.
			ERV =	Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	The aggregate total returns (with fees waived) of the Class B shares of the fund were as follows for the periods indicated:

No Load*

One-Year
Period
Five-
Year
Period
Ten-Year
Period
Commencement
of Operations





Load**

One-Year
Period
Five-
Year
Period
Ten-Year
Period
Commencement
of Operations





The aggregate total returns (with fees waived) of the Class A, Class O and Class L shares of the fund were as follows for the periods indicated:

No Load*

Class
One-Year
Period
Five-
Year
Period
Commencement
of Operations




Class A (1)



Class O (2)



Class L (3)
N/A
N/A


Load**

Class
One-Year
Period
Five-
Year
Period
Commencement
of Operations




Class A (1)



Class O (2)



Class L (3)
N/A
N/A


*	Figures do not include the effect of the maximum sales charge or maximum applicable deferred sales charge.
**	Figures include the effect of the maximum sales charge or maximum applicable deferred sales charge.
(1)	The Fund commenced selling Class A shares on November 6, 1992.
(2)	The Fund commenced selling Class O shares (previously designated as Class C shares) on June 1, 1993.
(3)	The Fund commenced selling Class L shares on June __, 1998.

It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

The performance of a Class of shares will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to that Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment company's portfolio securities.

TAXES

The following is a summary of certain federal income tax considerations that may affect the fund and its shareholders. In addition to the considerations described below, there may be other federal, state, local or foreign tax applications to consider. This summary does not address all of the potential federal income tax consequences that may be applicable to the fund or to all categories of investors, some of which may be subject to special tax rules. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the fund.

Tax Status of the Fund

The fund is treated as a separate taxable entity for federal income tax purposes.

The fund has qualified and the trust intends that the fund continue to qualify separately each year as a "regulated investment company" under the Code by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets.
If it so qualifies, the fund will not be liable for Federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders in accordance with the Code's timing and other requirements. One of the several requirements for qualification is that the fund receive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of equity or debt securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the fund's investment in such stock, securities, or currencies. The trust does not expect the fund to have difficulty meeting this test.

Taxation of Investments by the Fund

Gains or losses on sales of securities by the fund generally will be long-term capital gains or losses if the fund has held the securities for more than one year, except for certain foreign currency related gains or losses, as described below. Gains or losses on sales of securities held for not more than one year generally will be short-term capital gains or losses, except for certain foreign currency related gains or losses, as described below. If the fund acquires a debt security at a substantial market discount, a portion of any gain upon sale or redemption will be taxed as ordinary income, rather than capital gain, to the extent it reflects accrued market discount.

Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to deductions or credits for such taxes on their own tax returns.

If the fund acquires an equity interest (including a depositary receipt for shares of stock) in certain foreign investment entities, referred to as "passive foreign investment companies," the fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of its equity interest, even if the distribution or gain is distributed by the fund to its shareholders in a manner that satisfies the requirements referred to above. If the fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements referred to above, the fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the fund. The fund generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to certain limitations on the ability to use any such loss.

Under the Code, gains or losses attributable to foreign currency transactions, or to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the fund may make an additional distribution shortly before or shortly after December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any additional dividends and distributions necessary to avoid the application of this tax.

Options Transactions. The tax consequences of options transactions entered into by the fund will vary depending on the nature of the underlying security, whether the option is written or purchased, and whether the "straddle" rules, discussed separately below, apply to the transaction. When the fund writes a call or put option on an equity security (including a narrow-based stock index) or convertible debt security or an over-the-counter option on a debt security, it will receive a premium that will be treated as follows for tax purposes. If the option expires unexercised, or if the fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be a short-term capital gain or loss, except that in some cases a loss on a "qualified" covered call stock option that is not treated as a part of a straddle may be treated as long-term capital loss. If a call option written by the fund is exercised, the fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by the fund is exercised, the amount of the premium will reduce the tax basis of the security the fund then purchases.

If a put or call option the fund has purchased on an equity security (including a narrow-based stock index) or convertible debt security or an over-the-counter option on a debt security expires unexercised, the fund will realize capital loss equal to the cost of the option. If the fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term, depending on the fund's holding period for the option. If the fund exercises such a put option, it will realize a short-term or long-term capital gain or loss (depending upon its tax holding period for the underlying security) from the sale of the underlying security measured by the sales proceeds, decreased by the premium paid, and the fund's tax basis for the underlying security. If the fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

In lieu of the foregoing treatment, the Code imposes a special "mark-to-market" system for taxing "section 1256 contracts" including certain listed options on nonconvertible debt securities (including U.S. government securities) or other listed nonequity options and options on certain stock indexes. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking or making delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked to the market), and the resulting gain or loss will be recognized for tax purposes.
Provided section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and mark-to-market year-end gain or loss from these investment positions (including premiums received on listed, nonequity options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions are actually held by the fund. Constructive sale rules may also require the recognition of gains (but not losses) if the fund engages in short sales or certain other transactions.

Straddles. While the mark-to-market system is limited to section 1256 contracts, the Code contains other rules applicable to transactions which create positions which offset positions in section 1256 or other investment contracts or securities ("straddles"). Straddles are defined to include "offsetting positions" in actively traded personal property. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. Under current law, it is not clear under certain circumstances whether one investment made by the fund, such as an option contract, would be treated as offsetting another investment also held by the fund, and, therefore, whether the fund would be treated as having entered into a straddle.

If two (or more) positions constitute a straddle, a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, the holding period rules described above may be modified to recharacterize long-term gain as short-term gain, or to recharacterize short-term loss as long-term loss, in connection with certain straddle transactions. Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss where a new offsetting position is or has been acquired within a prescribed period. To the extent the straddle rules apply to positions established by the fund, losses realized by the fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the fund may be converted into short-term gains.

If the fund chooses to identify particular offsetting positions as being components of a straddle, a realized loss will be recognized, but only upon the liquidation of all components of the identified straddle. Special rules apply to the treatment of "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If the fund makes certain elections, the section 1256 contract components of such straddles will not be subject to the "60/40%" and/or mark-to-market rules. If any such election is made, the amount, nature (as long or short-term) and the timing of the recognition of the fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made. The effect of the straddles rules and the other rules described above may be to change the amount, timing and character of the fund's income, gains and losses and, therefore, its distributions.


Taxation of the Fund's Shareholders

Dividends paid by the fund from investment income and distributions from any excess of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions from any excess of the fund's net long-term capital gain over its net short-term capital loss are taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time the shareholder has held his or her shares of the fund. For federal income tax purposes, dividends declared by the fund in October, November or December as of a record date in such a month and which are actually paid in January of the following year will be treated as if they were paid on December 31. These dividends will be taxable to shareholders as if received on December 31 rather than in the year in which shareholders actually receive the dividends.

Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the close of the fund's taxable year as to the federal income tax status of his or her dividends and distributions which were received from the fund during the fund's taxable year. Shareholders should consult their tax advisors regarding specific questions as to the federal, state and local tax consequences of investing in the fund.

Dividends of investment income (but not capital gains) from the fund generally will qualify for the Federal dividends-received deduction for domestic corporate shareholders to the extent such dividends do not exceed the aggregate amount of qualified dividends received by the fund from domestic corporations. If securities held by the fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the fund for less than 46 days (91 days in the case of certain preferred stock) during a prescribed period, or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the fund which corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction. Receipt of dividends that qualify for the dividends received deduction may increase a corporate shareholder's liability, if any, for the alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its fund shares may be reduced by the receipt of "extraordinary dividends" from the fund and, to the extent such basis would be reduced below zero, current recognition of income would be required. The dividends-received deduction will be allowed only with respect to properly-designated dividends on fund shares for which a corporate shareholder satisfies the same holding period rules, and subject to the same limitations on debt financing, applicable to the fund.

If a shareholder (a) incurs a sales charge in acquiring fund shares and
(b) disposes of those shares within 90 days after the original acquisition, and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds. Additionally, any loss realized on a disposition of fund shares generally will be disallowed to the extent the shares disposed of are replaced with other shares of the fund within a period of 61 days, beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in fund shares.

Investors considering buying shares of the fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that even if the net asset value of the fund's shares is reduced below the investor's cost as a result of such a distribution, any such payment will be a taxable dividend or distribution payment even though it may represent a return of invested capital.

Share Redemptions. As a general rule, a shareholder who is not a dealer in securities and who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less, provided in each case the transaction is properly treated as a sale rather than a dividend for tax purposes. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on such redemption or exchange will be treated as a long-term capital loss to the extent of the distribution.

Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) any dividends and distributions and (b) any proceeds of any redemption of fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's federal income tax liability. Certain distributions to nonresident aliens and foreign entities may also be subject to other withholding taxes.

ADDITIONAL INFORMATION

The trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated March 12, 1985, as amended from time to time, and on November 5, 1992 the trust filed an Amended and Restated Master Trust Agreement (the "Trust Agreement"). The trust commenced business as an investment company on September 16, 1985, under the name Shearson Lehman Special Portfolios. On February 21, 1986, December 6, 1988, August 27, 1990, November 5, 1992, July 30, 1993 and October 14, 1994, the trust changed its name to Shearson Lehman Special Income Portfolios, SLH Income Portfolios, Shearson Lehman Brothers Income Portfolios, Shearson Lehman Brothers Income Funds, Smith Barney Shearson Income Funds and Smith Barney Income Funds, respectively.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a Trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The Trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

PNC Bank is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as the custodian for the fund. Under the custodian agreement with the fund, the custodian is authorized to establish separate accounts for foreign securities owned by the fund to be held with foreign branches of other U.S. banks as well as with certain foreign banks and securities depositories. For its custody services to the fund, the custodian receives monthly fees based upon the month-end aggregate net asset value of the fund, plus certain charges for securities transactions including out-of-pocket expenses, and costs of any foreign and domestic sub-custodians. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the fund, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the fund. For these services First Data receives from the fund a monthly fee computed on the basis of the number of shareholder accounts maintained during the year for the fund and is reimbursed for certain out-of-pocket expenses.

Description of Shares

The Master Trust Agreement of the fund permits the Trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended December 31, 1998 will be filed on or about March 1, 1999 and will be incorporated in its entirety by reference. [Accession No. ____________].


APPENDIX A


Description of Ratings

Description of S&P Corporate Bond Ratings

	AAA

	Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

	AA

	Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

	A

	Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

	BBB

	Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	BB, B and CCC

	Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


Description of Moody's Corporate Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

	B

	Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Moody's applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.




Description of S&P Municipal Bond Ratings

AAA

	Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

	General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

	Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

	High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

	A

	Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the ratings differ from the two higher ratings because:

	General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

	Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

	BBB

	Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

	Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

	BB, B, CCC and CC

	Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C

	The rating C is reserved for income bonds on which no interest is being paid.

	D

	Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

	Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated
SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody's Municipal Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterize bonds in this class.

	B

	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca

	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

	C

	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

	Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade
(VMIG). This distinction recognizes the differences between short- and long-term credit risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation
MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Commercial Paper Ratings

	The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

	The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

	Thomson BankWatch employs the rating "TBW-1" as its highest category, which indicates that the degree of safety regarding timely repayment of principal and interest is very strong. "TBW-2" is its second highest rating category. While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

	Fitch IBCA, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

	Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

	Various NRSROs utilize rankings within ratings categories indicated by a + or -. The Fund, in accordance with industry practice, recognizes such ratings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.


Smith Barney
INCOME FUNDS - SMITH BARNEY PREMIUM TOTAL
RETURN FUND


Statement of Additional Information
April 30, 1999




Smith Barney
Income Funds - Premium Total Return
Fund
388 Greenwich Street
New York, New York 10013
SALOMON SMITH BARNEY
A Member of Citigroup Inc.



15

Part C-Other Information

Item 23.	Exhibits

All references are to the Registrant's registration statement on Form N-1A (the
 "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on March 13, 1985
(File Nos. 2-96408 and 811-4254).

(a)(1)	Registrant's First Amended and Restated Master Trust
Agreement dated November 5, 1993 and Amendment No. 1 to the Master Trust Agreement dated July 30, 1993 are incorporated by reference to Post-Effective Amendment No.
36.

(2)	Amendment to Registrant's Master Trust Agreement dated June 12, 1998 is incorporated by reference to Post-Effective Amendment No. 52.
(b)	Registrant's By-Laws are incorporated by reference to the Registration
Statement.
(c)	Registrant's form of stock certificate for Smith Barney
Total Return Bond Fund Class A, Class B, Class C and Class
Y shares of beneficial interest is incorporated by reference to Post-Effective Amendment No. 52.

(d)(1)    Transfer of Investment Advisory Agreements between the
Registrant and Smith Barney Mutual Funds Management with respect to Smith Barney Diversified Strategic Income Fund,
Smith Barney Utilities Fund, Smith Barney Convertible
Securities Fund, Smith Barney High Income Fund, Smith
Barney Tax-Exempt Income Fund and Smith Barney Exchange
Reserve Fund are incorporated by reference to Post-
Effective Amendment No. 40.

(2)	Investment Advisory Agreement between Registrant and Smith
Barney Strategy Advisers Inc. with respect to Smith Barney
Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Registration
Statement.

(3)	Form of Investment Management Agreement between Registrant
and Mutual Management Corp. with respect to Smith Barney
Total Return Bond Fund is incorporated by reference to Post-Effective Amendment
 No. 52.

(4)	Sub-Investment Advisory Agreement among the Registrant,
Smith Barney Strategy Advisers, Inc. and Boston Partners
Asset Management, L.P. with respect to Smith Barney Premium
Total Return Fund is incorporated by reference to Post-
Effective Amendment No. 41 to the Registration Statement.

(5)	Sub-Investment Advisory Agreement between the Registrant
and Smith Barney Global Capital Management Inc. with respect to Smith Barney Diversified Strategic Income Fund is incorporated by reference to Post-Effective Amendment
No. 40.

(6) Form of Transfer and Assumption of Advisory Agreement is filed herein.

(e)(1)Distribution Agreement between the Registrant and Smith
Barney Inc. is incorporated by reference to the Post-
Effective Amendment No. 40.

(2)	Distribution Agreement between the Registrant and PFS
Distributors, Inc. is incorporated by reference to Post-
Effective Amendment No. 43 to the Registration Statement.

(3)	Distribution Agreement between the Registrant and CFBDS, Inc. dated October
 8, 1998 is incorporated by reference to Post-Effective Amendment No. 52.


(f)	Not Applicable.(g)(1)   Custodian Agreement between the Registrant and PNC
Bank, National Association ("PNC Bank") is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.
(2)	A form of Custodian Agreement between the Registrant and
Chase Manhattan Bank is incorporated by reference to Post-
Effective Amendment No. 43 to the Registration Statement.

(h)(1) Administration Agreement between the Registrant and MMC is incorporated by reference to Post-Effective Amendment No.
40.

(2)	Transfer Agency and Registrar Agreement between the
Registrant and First Data Investor Services Group, Inc.,
(formerly The Shareholder Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No.
40 to the Registration Statement.

(i)	Opinion of Counsel was filed with Registrant's 24f-2
Notice on February 25, 1997 as accession number
0000091155-97-000095.

(j)	Consent of Independent Auditors is filed herein.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)Services and Distribution Plans pursuant to Rule
12b-1 between the Registrant on behalf of Smith Barney
Diversified Strategic Income Fund, Smith Barney Utilities
Fund, Smith Barney Convertible Securities Fund, Smith
Barney High Income Fund, Smith Barney Premium Total Return
Fund, Smith Barney Tax-Exempt Income Fund and Smith Barney
Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40.

(2)	Form of Amended Service and and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 52.

(n)	Financial Data Schedule to be filed by amendment.

(o)	Amended Plan pursuant to Rule 18f-3(d) is incorporated by reference to
Post-Effective Amendment No. 52.

Item 24.  Persons Controlled by or Under Common Control with
Registrant

None.

Item 25.  Indemnification

The response to this item is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement.

Item 26. Business and Other Connections of Investment Adviser


Investment Adviser - Mutual Management Corp. ("MMC")

MMC, formerly known as Smith Barney Mutual Funds Management
Inc., was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith
Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup ("Citigroup"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers
Act").

The list required by this Item 26 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-14437).


Sub-Investment Adviser - Boston Partners Asset Management, L.P.
("Boston Partners")

Boston Partners was organized in April, 1995 under the laws of the State of Delaware as a Limited Partnership and provides a comprehensive range of financial products and services in domestic and selected international markets. Boston Partners is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and provides investment advice to endowment plans, Taft Hartley Health and Welfare Plans, VEBAS and institutional clients. It also serves as investment adviser and sub-investment adviser to other investment companies.

The list required by this Item 26 of officers and directors of Boston Partners, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by Boston Partners pursuant to the Advisers Act (SEC File No. 801-49059).

Sub-Investment Adviser - Smith Barney Global Capital Management
Inc. ("SBGCM")

SBGCM was incorporated on January 22, 1988 under the laws of the State of Delaware. SBGCM is an indirect wholly owned subsidiary of Holdings. SBGCM is an investment adviser registered with the Securities and Exchange Commission in the United States and with the Investment Management Regulatory Organization Limited in the United Kingdom. SBGCM conducts its operations primarily in the United Kingdom.

The list required by this Item 26 of officers and directors of SBGCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBGCM pursuant to the Advisers Act (SEC File No. 801-31824).

Item 27.  Principal Underwriters

(a)

    CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.  Location of Accounts and Records   (1)	Salomon Smith Barney
Inc.388 Greenwich StreetNew York, New York  10013
(2)	Smith Barney Income Funds
388 Greenwich Street
New York, New York  10013


(3)	Mutual Management Corp.
388 Greenwich Street
New York, New York  10013


(4)	Boston Partners Asset Management, L.P.
One Financial Center
43rd floor
Boston, Massachusetts  02111

(5)	Smith Barney Global Capital Management Inc.
10 Piccadilly
London W1V 9LA
England

(6)	PNC Bank, National Association
17th and Chestnut Streets
Philadelphia, PA  19103

(7)	First Data Investor Services Group, Inc.
One Exchange Place
Boston, Massachusetts  02109

(8) CFBDS, Inc.
21 Milk Street
Boston, MA 02109

Item 29.  Management Services

Not Applicable.

Item 30.  Undertakings

None

SIGNATURES



	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
 INCOME FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 23rd day of February,
 1999.

	SMITH BARNEY INCOME FUNDS

	By:/s/ Heath B. McLendon
	Heath B. McLendon, Chairman of
	the Board, President and
	Chief Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, as amended, this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	                   Title                           Date




/s/Heath B. McLendon         Chairman of the Board,           2/23/99
Heath B. McLendon            President and Chief
                             Executive Officer

/s/Lewis E. Daidone          Senior Vice President,           2/23/99
Lewis E. Daidone             Treasurer, Chief Financial
                             and Accounting Officer

/s/Lee Abraham*               Trustee                         2/23/99
Lee Abraham

/s/ Allan J. Bloostein*        Trustee                        2/23/99
Allan J. Bloostein

/s/ Richard E. Hanson*         Trustee                        2/23/99
Richard E. Hanson

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 4, 1996.


/s/Heath B. McLendon
Heath B. McLendon



EXHIBITS

Exhibit No.    Description of Exhibits

(d) (6)	Form of Transfer and Assumption of Advisory Agreement

(j)	Consent of KPMG Peat Marwick LLP

(n)	Financial Date Schedule +

+ To be filed by further amendment